UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                              REYNOLDS FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------
                    (Name and address of agent for service)

                                  415-461-7860
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: DECEMBER 31, 2005
                          -----------------

Item 1. Schedule of Investments.

                         REYNOLDS BLUE CHIP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                         Value
--------------------------                                         -----

LONG-TERM INVESTMENTS - 98.8% (A)<F8>
COMMON STOCKS - 98.3% (A)<F8>

               Advertising - 1.1%
      29,000   ValueClick, Inc.*<F7>                            $   525,190

               Airlines/Aerospace - 1.4%
       1,000   Boeing Co.                                            70,240
       4,500   Continental Airlines, Inc. Cl B*<F7>                  95,850
       1,000   General Dynamics Corp.                               114,050
       1,000   Gol - Linhas Aereas Inteligentes S.A.-ADR             28,210
       6,500   United Technologies Corp.                            363,415
                                                                -----------
                                                                    671,765
               Apparel - 0.2%
       1,000   Gildan Activewear Inc.*<F7>                           42,850
       1,000   Zumiez Inc.*<F7>                                      43,220
                                                                -----------
                                                                     86,070
               Application Software - 0.2%
       1,000   Compuware Corp.*<F7>                                   8,970
       2,000   Intuit Inc.*<F7>                                     106,600
                                                                -----------
                                                                    115,570
               Banks - 0.4%
       1,000   Mellon Financial Corp.                                34,250
       1,500   PNC Financial Services Group, Inc.                    92,745
       1,000   Wells Fargo & Co.                                     62,830
                                                                -----------
                                                                    189,825
               Beverages - 0.3%
       1,000   Hansen Natural Corp.*<F7>                             78,810
       1,000   PepsiCo, Inc.                                         59,080
                                                                -----------
                                                                    137,890
               Biotechnology - 1.9%
       1,000   Affymetrix, Inc.*<F7>                                 47,750
       1,000   Amgen Inc.*<F7>                                       78,860
       8,000   Genentech, Inc.*<F7>                                 740,000
       1,000   Genzyme Corp.*<F7>                                    70,780
                                                                -----------
                                                                    937,390
               Building - 1.9%
       2,000   Fastenal Co.                                          78,380
       6,000   Home Depot, Inc.                                     242,880
       8,500   Lowe's Companies, Inc.                               566,610
       1,000   Watsco, Inc.                                          59,810
                                                                -----------
                                                                    947,680
               Business Software & Services - 1.0%
       4,500   CheckFree Corp.*<F7>                                 206,550
       2,000   Comverse Technology, Inc.*<F7>                        53,180
       2,500   MICROS Systems, Inc.*<F7>                            120,800
       2,000   Rockwell Automation Inc.                             118,320
                                                                -----------
                                                                    498,850
               Cable TV/Broadcasting - 2.6%
       9,500   Grupo Televisa S.A. SP-ADR                           764,750
      30,000   Sirius Satellite Radio Inc.*<F7>                     201,000
      12,000   XM Satellite Radio Holdings Inc.*<F7>                327,360
                                                                -----------
                                                                  1,293,110
               Communication Equipment - 1.7%
      11,000   Corning Inc.*<F7>                                    216,260
       4,000   L.M. Ericsson Telephone Co. ADR                      137,600
       1,000   Plexus Corp.*<F7>                                     22,740
       1,000   QUALCOMM Inc.                                         43,080
      37,000   Tellabs, Inc.*<F7>                                   403,300
                                                                -----------
                                                                    822,980
               Communication Services - 0.2%
       4,500   Crown Castle International Corp.*<F7>                121,095

               Computer & Peripherals - 5.1%
      25,000   Apple Computer, Inc.*<F7>                          1,797,250
       1,000   Dell Inc.*<F7>                                        29,990
       2,000   Hewlett-Packard Co.                                   57,260
       3,900   International Business Machines Corp.                320,580
       7,000   Komag, Inc.*<F7>                                     242,620
         500   Logitech International S.A.-ADR*<F7>                  23,385
       1,500   Network Appliance, Inc.*<F7>                          40,500
                                                                -----------
                                                                  2,511,585
               Computer Networking - 0.7%
       7,000   Sierra Wireless Inc.*<F7>                             77,700
      12,500   WebEx Communications, Inc.*<F7>                      270,375
                                                                -----------
                                                                    348,075
               Computer Software & Services - 1.1%
       7,380   Adobe Systems Inc.                                   272,765
       6,500   Autodesk, Inc.                                       279,175
                                                                -----------
                                                                    551,940
               Diversified - 0.1%
       2,500   Crown Holdings, Inc.*<F7>                             48,825

               Drugs - 0.8%
       1,500   Amylin Pharmaceuticals, Inc.*<F7>                     59,880
         500   Barr Pharmaceuticals Inc.*<F7>                        31,145
       1,000   Celgene Corp.*<F7>                                    64,800
       3,500   Teva Pharmaceutical Industries Ltd. SP-ADR           150,535
       4,000   Vertex Pharmaceuticals Inc.*<F7>                     110,680
                                                                -----------
                                                                    417,040
               Electronics - 0.5%
       2,500   Conn's, Inc.*<F7>                                     92,175
       3,000   Lamson & Sessions Co.*<F7>                            75,060
       1,500   Lifeline Systems, Inc.*<F7>                           54,840
                                                                -----------
                                                                    222,075
               Energy-Services - 7.0%
       2,500   Baker Hughes Inc.                                    151,950
       7,500   BJ Services Co.                                      275,025
       2,000   Cal Dive International, Inc.*<F7>                     71,780
       6,000   Cooper Cameron Corp.*<F7>                            248,400
       4,500   Diamond Offshore Drilling, Inc.                      313,020
       5,000   Helmerich & Payne, Inc.                              309,550
       1,000   LIFE TIME FITNESS, Inc.*<F7>                          38,090
         500   Nabors Industries, Ltd.*<F7>                          37,875
       1,500   Noble Corp.                                          105,810
      16,000   Parker Drilling Co.*<F7>                             173,280
         500   Rowan Companies, Inc.                                 17,820
       9,500   Schlumberger Ltd.                                    922,925
      10,500   Smith International, Inc.                            389,655
       1,000   Tidewater Inc.                                        44,460
       3,500   Transocean Inc.*<F7>                                 243,915
       2,500   Veritas DGC Inc.*<F7>                                 88,725
                                                                -----------
                                                                  3,432,280
               Engineering/Construction - 0.3%
       2,000   Fluor Corp.                                          154,520

               Entertainment/Media - 0.2%
       3,000   Netflix Inc.*<F7>                                     81,180

               Financial Services - 4.9%
       3,500   Ameritrade Holding Corp.                              84,000
       2,000   DST Systems, Inc.*<F7>                               119,820
      14,500   E*TRADE Financial Corp.*<F7>                         302,470
       3,500   Goldman Sachs Group, Inc.                            446,985
       4,000   Lehman Brothers Holdings Inc.                        512,680
      10,500   Merrill Lynch & Co., Inc.                            711,165
       1,000   Morgan Stanley                                        56,740
       3,000   Charles Schwab Corp.                                  44,010
       1,000   State Street Corp.                                    55,440
       2,000   Washington Mutual, Inc.                               87,000
                                                                -----------
                                                                  2,420,310
               Foods - 0.2%
       1,000   Altria Group, Inc.                                    74,720

               Gold & Silver - 1.1%
       1,000   Anglo American PLC - UNSP-ADR                         34,780
       5,000   Barrick Gold Corp.                                   139,350
       2,000   Gold Fields Ltd. SP-ADR                               35,260
       4,000   Harmony Gold Mining Company Ltd. SP-ADR*<F7>          52,200
       4,000   Kinross Gold Corp.*<F7>                               36,880
       4,000   Newmont Mining Corp.                                 213,600
       1,500   Silver Standard Resources Inc.*<F7>                   22,965
                                                                -----------
                                                                    535,035
               Health Maintenance Organizations - 3.0%
       1,500   CIGNA Corp.                                          167,550
       4,000   HCA, Inc.                                            202,000
       4,000   Humana Inc.*<F7>                                     217,320
      10,700   UnitedHealth Group Inc.                              664,898
       3,000   WellPoint Inc.*<F7>                                  239,370
                                                                -----------
                                                                  1,491,138
               Home Builders - 0.4%
       1,000   KB Home, Inc.                                         72,660
       2,000   Ryland Group, Inc.                                   144,260
                                                                -----------
                                                                    216,920
               Hotel - 3.1%
       6,000   Choice Hotels International, Inc.                    250,560
       5,500   Harrah's Entertainment, Inc.                         392,095
       3,000   Marriott International, Inc.                         200,910
       1,000   MGM MIRAGE*<F7>                                       36,670
      10,000   Starwood Hotels & Resorts Worldwide, Inc.            638,600
                                                                -----------
                                                                  1,518,835
               Household Products - 0.1%
         500   Procter & Gamble Co.                                  28,940

               Industrial Metals & Minerals - 2.1%
         500   Arch Coal, Inc.                                       39,750
         500   Cemex S.A. de C.V. SP-ADR                             29,665
       3,000   Peabody Energy Corp.                                 247,260
      11,000   Titanium Metals Corp.*<F7>                           695,860
                                                                -----------
                                                                  1,012,535
               Insurance - 1.8%
       5,000   Aetna Inc.                                           471,550
       1,000   AFLAC INC.                                            46,420
       3,000   American Financial Group, Inc.                       114,930
       2,000   American International Group, Inc.                   136,460
         500   Jefferson-Pilot Corp.                                 28,465
         500   ProAssurance Corp.*<F7>                               24,320
       1,000   Prudential Financial, Inc.                            73,190
                                                                -----------
                                                                    895,335
               Integrated Oil & Gas - 2.6%
       4,000   Burlington Resources Inc.                            344,800
       1,500   ConocoPhillips                                        87,270
       2,000   EnCana Corp.                                          90,320
       1,500   Kerr-McGee Corp.                                     136,290
       2,500   Marathon Oil Corp.                                   152,425
       6,000   Noble Energy, Inc.                                   241,800
       2,500   Occidental Petroleum Corp.                           199,700
                                                                -----------
                                                                  1,252,605
               Internet Information Providers - 5.0%
       3,500   CNET Networks, Inc.*<F7>                              51,415
       4,700   Google Inc.*<F7>                                   1,949,842
      12,000   Yahoo! Inc.*<F7>                                     470,160
                                                                -----------
                                                                  2,471,417
               Internet Service Providers - 0.2%
       4,000   aQuantive, Inc.*<F7>                                 100,960

               Internet Software & Services - 1.2%
       6,000   Red Hat, Inc.*<F7>                                   163,440
      22,500   Redback Networks Inc.*<F7>                           316,350
       1,500   Salesforce.com, Inc.*<F7>                             48,075
       1,000   Websense, Inc.*<F7>                                   65,640
                                                                -----------
                                                                    593,505
               Machinery - 0.9%
       6,000   Caterpillar Inc.                                     346,620
         500   Deere & Co.                                           34,055
       1,500   Joy Global Inc.                                       60,000
                                                                -----------
                                                                    440,675
               Medical Services - 1.6%
       1,000   Cerner Corp.*<F7>                                     90,910
       3,500   Express Scripts, Inc.*<F7>                           293,300
         500   Omnicare, Inc.                                        28,610
       1,000   Psychiatric Solutions, Inc.*<F7>                      58,740
       2,500   Quality Systems, Inc.                                191,900
       1,500   Sierra Health Services, Inc.*<F7>                    119,940
                                                                -----------
                                                                    783,400
               Medical Supplies - 0.9%
       1,000   Haemonetics Corp.*<F7>                                48,860
       1,000   Hologic, Inc.*<F7>                                    37,920
       5,500   McKesson Corp.                                       283,745
       1,000   Varian Medical Systems, Inc.*<F7>                     50,340
                                                                -----------
                                                                    420,865
               Natural Gas - 2.2%
       4,500   EOG Resources, Inc.                                  330,165
       3,000   Kinder Morgan, Inc.                                  275,850
      11,000   Southwestern Energy Co.*<F7>                         395,340
       2,500   Williams Companies, Inc.                              57,925
       1,000   XTO Energy, Inc.                                      43,940
                                                                -----------
                                                                  1,103,220
               Oil & Gas Refining & Marketing - 3.9%
       3,500   Frontier Oil Corp.                                   131,355
       6,500   Holly Corp.                                          382,655
       1,500   Imperial Oil Ltd.                                    149,400
       2,000   Murphy Oil Corp.                                     107,980
       6,000   Sunoco, Inc.                                         470,280
       3,500   Tesoro Corp.                                         215,425
       9,000   Valero Energy Corp.                                  464,400
                                                                -----------
                                                                  1,921,495
               Railroads - 0.4%
       2,500   Union Pacific Corp.                                  201,275

               Restaurants - 2.9%
       1,000   The Cheesecake Factory Inc.*<F7>                      37,390
       1,000   Darden Restaurants, Inc.                              38,880
       5,000   McDonald's Corp.                                     168,600
       3,000   P.F. Chang's China Bistro, Inc.*<F7>                 148,890
       2,500   Panera Bread Co.*<F7>                                164,200
      13,500   Papa John's International, Inc.*<F7>                 800,685
       1,000   Wendy's International, Inc.                           55,260
                                                                -----------
                                                                  1,413,905
               Retail-Specialty - 12.5%
       8,000   Abercrombie & Fitch Co.                              521,440
       1,000   Amazon.com, Inc.*<F7>                                 47,150
       3,000   American Eagle Outfitters, Inc.                       68,940
       1,000   Bed Bath & Beyond Inc.*<F7>                           36,150
      23,500   Best Buy Co., Inc.                                 1,021,780
       1,500   Charlotte Russe Holding Inc.*<F7>                     31,245
       7,000   Charming Shoppes, Inc.*<F7>                           92,400
      15,500   Chico's FAS, Inc.*<F7>                               680,915
       2,000   Circuit City Stores, Inc.                             45,180
       4,000   Coach, Inc.*<F7>                                     133,360
       3,500   D.R. Horton, Inc.                                    125,055
       2,000   Deb Shops, Inc.                                       59,460
       1,000   Dress Barn, Inc.*<F7>                                 38,610
      16,500   eBay Inc.*<F7>                                       713,625
       4,500   Guess?, Inc.*<F7>                                    160,200
       4,500   Gymboree Corp.*<F7>                                  105,300
       1,500   Michaels Stores, Inc.                                 53,055
       5,000   NIKE, Inc. Cl B                                      433,950
       3,000   Office Depot, Inc.*<F7>                               94,200
      11,000   Payless ShoeSource, Inc.*<F7>                        276,100
      16,000   Starbucks Corp.*<F7>                                 480,160
       7,000   Tiffany & Co.                                        268,030
      14,000   Urban Outfitters, Inc.*<F7>                          354,340
       3,500   Walgreen Co.                                         154,910
       1,000   Whole Foods Market, Inc.                              77,390
       1,000   Williams-Sonoma, Inc.*<F7>                            43,150
                                                                -----------
                                                                  6,116,095
               Retail Stores - 3.7%
      14,500   Costco Wholesale Corp.                               717,315
         500   Longs Drug Stores Corp.                               18,195
       9,500   Nordstrom, Inc.                                      355,300
       3,000   Target Corp.                                         164,910
      12,500   Wal-Mart Stores, Inc.                                585,000
                                                                -----------
                                                                  1,840,720
               Security Software & Services - 0.1%
       1,500   VeriSign, Inc.*<F7>                                   32,880

               Semiconductor Capital Spending - 1.6%
       4,000   Applied Materials, Inc.                               71,760
       3,500   KLA-Tencor Corp.                                     172,655
      26,000   Kulicke and Soffa Industries, Inc.*<F7>              229,840
       7,000   Novellus Systems, Inc.*<F7>                          168,840
      10,500   Teradyne, Inc.*<F7>                                  152,985
                                                                -----------
                                                                    796,080
               Semiconductors - 5.5%
       5,500   Advanced Micro Devices, Inc.*<F7>                    168,300
       3,000   Altera Corp.*<F7>                                     55,590
       6,000   Broadcom Corp.*<F7>                                  282,900
       2,000   Cypress Semiconductor Corp.*<F7>                      28,500
       3,500   Freescale Semiconductor Inc.*<F7>                     88,165
       3,000   Integrated Device Technology, Inc.*<F7>               39,540
       7,000   Intel Corp.                                          174,720
       7,000   Intersil Corp.                                       174,160
       4,000   Jabil Circuit, Inc.*<F7>                             148,360
       7,000   Lam Research Corp.*<F7>                              249,760
      11,000   LSI Logic Corp.*<F7>                                  88,000
       2,500   Marvell Technology Group Ltd.*<F7>                   140,225
       3,000   Microchip Technology Inc.                             96,450
       3,000   National Semiconductor Corp.                          77,940
       4,000   NVIDIA Corp.*<F7>                                    146,240
       3,000   PMC-Sierra, Inc.*<F7>                                 23,130
       4,000   Supertex, Inc.*<F7>                                  177,000
       3,000   Taiwan Semiconductor Manufacturing
                 Company Ltd. SP-ADR                                 29,730
      14,000   Texas Instruments Inc.                               448,980
       4,000   TriQuint Semiconductor, Inc.*<F7>                     17,800
       2,000   Xilinx, Inc.                                          50,420
                                                                -----------
                                                                  2,705,910
               Services - 3.5%
       8,000   Administaff, Inc.                                    336,400
       1,000   Expedia, Inc.*<F7>                                    23,960
       3,000   FedEx Corp.                                          310,170
       5,000   Monster Worldwide Inc.*<F7>                          204,100
       5,500   On Assignment, Inc.*<F7>                              60,005
       7,000   Paychex, Inc.                                        266,840
       5,000   United Parcel Service, Inc. Cl B                     375,750
       2,500   Weight Watchers International, Inc.                  123,575
                                                                -----------
                                                                  1,700,800
               System Software - 0.2%
       2,000   Intergraph Corp.*<F7>                                 99,620

               Telephone Services - 0.9%
       4,000   Telefonos de Mexico SA de CV - SP-ADR L               98,720
      34,000   Time Warner Telecom Inc.*<F7>                        334,900
                                                                -----------
                                                                    433,620
               Transportation - 0.5%
       3,500   Burlington Northern Santa Fe Corp.                   247,870

               Utilities - 0.2%
       2,000   TXU Corp.                                            100,380

               Wireless Communication - 2.4%
       6,500   Brightpoint, Inc.*<F7>                               180,245
      32,000   Motorola, Inc.                                       722,880
       9,000   Nokia Corp. SP-ADR                                   164,700
       5,245   Sprint Nextel Corp.                                  122,523
                                                                -----------
                                                                  1,190,348
                                                                -----------
                   Total common stocks                           48,276,348
                     (Cost $38,619,865)

MUTUAL FUNDS - 0.5% (A)<F8>
       1,000   ASA Bermuda Ltd.                                      55,010
       1,000   Biotech HOLDRs Trust                                 200,590
                                                                -----------
                   Total mutual funds                               255,600
                     (Cost $215,845)
                                                                -----------
                   Total long-term investments                   48,531,948
                     (Cost $38,835,710)

SHORT-TERM INVESTMENTS - 2.0% (A)<F8>
               Variable Rate Demand Note - 2.0%
    $972,954   U.S. Bank, N.A., 4.13%                               972,954
                                                                -----------
                   Total short-term investments                     972,954
                     (Cost $972,954)                            -----------

                       Total investments - 100.8%                49,504,902
                         (Cost $39,808,664)

                       Liabilities, less cash and
                         receivables - (0.8%) (A)<F8>              (392,286)
                                                                -----------
                       TOTAL NET ASSETS - 100.0%                $49,112,616
                                                                -----------
                                                                -----------

*<F7>     Non-income producing security.

(A)<F8>   Percentages for the various classifications relate to net assets.

ADR-American Depository Receipt

                           REYNOLDS OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                          Value
--------------------------                                          -----

LONG-TERM INVESTMENTS - 98.4% (A)<F6>
COMMON STOCKS - 98.4% (A)<F6>

               Advertising - 0.9%
       5,500   ValueClick, Inc.*<F5>                            $    99,605

               Airlines/Aerospace - 0.5%
       1,000   Kaman Corp.                                           19,690
       1,500   SkyWest, Inc.                                         40,290
                                                                -----------
                                                                     59,980
               Application Software - 0.3%
       5,000   Actuate Corp.*<F5>                                    15,700
       2,500   Novell, Inc.*<F5>                                     22,075
                                                                -----------
                                                                     37,775
               Biotechnology - 4.7%
       2,000   Elan Corp. PLC - SP-ADR*<F5>                          27,860
       4,500   Protein Design Labs, Inc.*<F5>                       127,890
       5,000   Savient Pharmaceuticals Inc.*<F5>                     18,700
       2,000   Sepracor Inc.*<F5>                                   103,200
       3,000   Serologicals Corp.*<F5>                               59,220
      11,000   ViroPharma Inc.*<F5>                                 204,050
                                                                -----------
                                                                    540,920
               Business Software & Services - 7.5%
       6,000   Akamai Technologies, Inc.*<F5>                       119,580
       7,000   Aspen Technology, Inc.*<F5>                           54,950
       5,000   CheckFree Corp.*<F5>                                 229,500
       7,000   Comverse Technology, Inc.*<F5>                       186,130
       5,000   Radiant Systems, Inc.*<F5>                            60,800
       6,000   Sapient Corp.*<F5>                                    34,140
       7,000   Sonic Solutions*<F5>                                 105,770
       4,000   Sonus Networks, Inc.*<F5>                             14,880
       7,000   webMethods, Inc.*<F5>                                 53,970
                                                                -----------
                                                                    859,720
               Cable TV/Broadcasting - 3.2%
      23,000   Sirius Satellite Radio Inc.*<F5>                     154,100
       8,000   XM Satellite Radio Holdings Inc.*<F5>                218,240
                                                                -----------
                                                                    372,340
               Chemicals-Specialty - 0.4%
       5,000   W.R. Grace & Co.*<F5>                                 47,000

               Communication Equipment - 7.2%
       1,500   ADC Telecommunications, Inc.*<F5>                     33,510
       4,000   American Tower Corp.*<F5>                            108,400
      10,000   Corning Inc.*<F5>                                    196,600
       5,000   L.M. Ericsson Telephone Co. ADR                      172,000
       5,000   Finisar Corp.*<F5>                                    10,400
       4,000   Harmonic Inc.*<F5>                                    19,400
       5,000   JDS Uniphase Corp.*<F5>                               11,800
       5,500   Plexus Corp.*<F5>                                    125,070
      11,000   Tellabs, Inc.*<F5>                                   119,900
      18,000   WorldGate Communications, Inc.*<F5>                   37,080
                                                                -----------
                                                                    834,160
               Communication  Services - 0.5%
       2,000   Crown Castle International Corp.*<F5>                 53,820

               Computer & Peripherals - 3.4%
       1,500   Apple Computer, Inc.*<F5>                            107,835
       7,500   Komag, Inc.*<F5>                                     259,950
       1,000   Network Appliance, Inc.*<F5>                          27,000
                                                                -----------
                                                                    394,785
               Computer Networking - 4.6%
       4,000   Adaptec, Inc.*<F5>                                    23,280
       4,000   Broadwing Corp.*<F5>                                  24,200
       6,600   Cisco Systems Inc.*<F5>                              112,992
       3,000   Juniper Networks, Inc.*<F5>                           66,900
      15,000   Sierra Wireless Inc.*<F5>                            166,500
       3,000   Sycamore Networks, Inc.*<F5>                          12,960
       5,500   WebEx Communications, Inc.*<F5>                      118,965
                                                                -----------
                                                                    525,797
               Computer Software & Services - 0.6%
       1,000   Blackboard Inc.*<F5>                                  28,980
       3,000   Wind River Systems, Inc.*<F5>                         44,310
                                                                -----------
                                                                     73,290
               Diversified - 3.2%
      19,000   Crown Holdings, Inc.*<F5>                            371,070

               Drugs - 0.4%
         500   Hi-Tech Pharmacal Co., Inc.*<F5>                      22,145
       1,000   Vertex Pharmaceuticals Inc.*<F5>                      27,670
                                                                -----------
                                                                     49,815
               Electrical Equipment - 0.3%
       5,000   Capstone Turbine Corp.*<F5>                           14,950
       1,000   Encore Wire Corp.*<F5>                                22,760
                                                                -----------
                                                                     37,710
               Electronics - 2.1%
       2,500   Evergreen Solar, Inc.*<F5>                            26,625
       5,000   GigaMedia Ltd.*<F5>                                   14,250
       3,000   Kopin Corp.*<F5>                                      16,050
       1,000   Lifeline Systems, Inc.*<F5>                           36,560
      12,000   Powerwave Technologies, Inc.*<F5>                    150,840
                                                                -----------
                                                                    244,325
               Energy-Services - 2.1%
       5,000   Brigham Exploration Co.*<F5>                          59,300
      12,000   Parker Drilling Co.*<F5>                             129,960
       1,500   Veritas DGC Inc.*<F5>                                 53,235
                                                                -----------
                                                                    242,495
               Engineering/Construction - 0.2%
       1,000   Mitcham Industries, Inc.*<F5>                         17,470

               Financial Services - 2.7%
       7,000   Ameritrade Holding Corp.                             168,000
       6,000   E*TRADE Financial Corp.*<F5>                         125,160
       4,000   HomeStore, Inc.*<F5>                                  20,400
                                                                -----------
                                                                    313,560
               Gold & Silver - 1.1%
       3,500   Goldcorp Inc.                                         77,980
       3,000   Silver Standard Resources Inc.*<F5>                   45,930
                                                                -----------
                                                                    123,910
               Health Maintenance Organizations - 0.3%
         550   UnitedHealth Group Inc.                               34,177

               Integrated Oil & Gas - 0.3%
       6,000   TransGlobe Energy Corp.*<F5>                          30,720

               Internet Information Providers - 3.3%
       6,500   CNET Networks, Inc.*<F5>                              95,485
         200   Google Inc.*<F5>                                      82,972
      25,000   iVillage Inc.*<F5>                                   200,500
                                                                -----------
                                                                    378,957
               Internet Service Providers - 0.2%
       1,000   aQuantive, Inc.*<F5>                                  25,240

               Internet Software & Services - 6.9%
       8,000   24/7 Real Media, Inc.*<F5>                            58,720
       3,000   Ariba, Inc.*<F5>                                      22,050
       6,000   Art Technology Group, Inc.*<F5>                       11,760
       9,000   Openwave Systems Inc.*<F5>                           157,230
      11,000   Red Hat, Inc.*<F5>                                   299,640
      12,000   Redback Networks Inc.*<F5>                           168,720
       1,500   Salesforce.com, Inc.*<F5>                             48,075
       4,000   SonicWALL, Inc.*<F5>                                  31,680
                                                                -----------
                                                                    797,875
               Machinery - 1.6%
       4,000   JLG Industries, Inc.                                 182,640

               Medical Services - 1.5%
         500   Quality Systems, Inc.                                 38,380
       5,500   Quidel Corp.*<F5>                                     59,180
       2,000   Radiation Therapy Services, Inc.*<F5>                 70,620
                                                                -----------
                                                                    168,180
               Medical Supplies - 0.9%
       1,000   Hologic, Inc.*<F5>                                    37,920
       6,000   Spectranetics Corp.*<F5>                              67,500
                                                                -----------
                                                                    105,420
               Restaurants - 0.3%
         500   Papa John's International, Inc.*<F5>                  29,655

               Retail-Specialty - 2.9%
       3,000   Best Buy Co., Inc.                                   130,440
       4,000   Charming Shoppes, Inc.*<F5>                           52,800
       1,000   Dress Barn, Inc.*<F5>                                 38,610
       8,500   United Retail Group, Inc.*<F5>                       111,775
                                                                -----------
                                                                    333,625
               Retail Stores - 0.5%
       1,500   Nordstrom, Inc.                                       56,100

               Security Software & Services - 3.5%
       4,000   Entrust, Inc.*<F5>                                    19,360
         500   LoJack Corp.*<F5>                                     12,065
       1,500   McAfee, Inc.*<F5>                                     40,695
       4,000   RSA Security Inc.*<F5>                                44,920
       1,000   SafeNet, Inc.*<F5>                                    32,220
       7,000   VASCO Data Security International, Inc.*<F5>          69,020
       5,000   VeriSign, Inc.*<F5>                                  109,600
       4,500   Vignette Corp.*<F5>                                   73,395
                                                                -----------
                                                                    401,275
               Semiconductor Capital Spending - 0.4%
       4,000   Kulicke and Soffa Industries, Inc.*<F5>               35,360
       6,000   TranSwitch Corp.*<F5>                                 10,980
                                                                -----------
                                                                     46,340
               Semiconductors - 13.9%
       4,000   Broadcom Corp.*<F5>                                  188,600
      32,000   Conexant Systems, Inc.*<F5>                           72,320
       7,000   Cypress Semiconductor Corp.*<F5>                      99,750
      12,000   EMCORE Corp.*<F5>                                     89,040
       2,200   Intel Corp.                                           54,912
       5,500   Lam Research Corp.*<F5>                              196,240
      14,000   Mattson Technology, Inc.*<F5>                        140,840
       1,000   MEMC Electronic Materials, Inc.*<F5>                  22,170
       1,500   Multi-Fineline Electronix, Inc.*<F5>                  72,255
       2,500   Netlogic Microsystems Inc.*<F5>                       68,100
       4,000   NVIDIA Corp.*<F5>                                    146,240
      12,000   PLX Technology, Inc.*<F5>                            103,200
      10,000   RF Micro Devices, Inc.*<F5>                           54,100
       4,000   Silicon Storage Technology, Inc.*<F5>                 20,200
       1,000   Supertex, Inc.*<F5>                                   44,250
       4,000   Texas Instruments Inc.                               128,280
       2,000   Trident Microsystems, Inc.*<F5>                       36,000
      10,000   TriQuint Semiconductor, Inc.*<F5>                     44,500
       5,000   United Microelectronics Corp. ADR                     15,600
                                                                -----------
                                                                  1,596,597
               Services - 3.2%
       4,000   Administaff, Inc.                                    168,200
      13,000   Home Solutions of America, Inc.*<F5>                  58,240
       3,000   Monster Worldwide Inc.*<F5>                          122,460
       2,500   Spherion Corp.*<F5>                                   25,025
                                                                -----------
                                                                    373,925
               Technology - 0.1%
       1,000   Omnicell, Inc.*<F5>                                   11,950

               Telecommunication Services - 0.1%
       3,000   Qwest Communications International Inc.*<F5>          16,950

               Telecommunications - 1.4%
      22,000   CIENA Corp.*<F5>                                      65,340
      11,000   Level 3 Communications, Inc.*<F5>                     31,570
       8,000   Qiao Xing Universal Telephone, Inc.*<F5>              59,200
                                                                -----------
                                                                    156,110
               Telephone Services - 1.3%
      15,000   Time Warner Telecom Inc.*<F5>                        147,750

               Wireless Communication - 9.9%
       7,500   Brightpoint, Inc.*<F5>                               207,975
      11,500   Motorola, Inc.                                       259,785
       8,000   RELM Wireless Corp.*<F5>                              58,480
       4,000   Research In Motion Ltd.*<F5>                         264,040
       2,000   SBA Communications Corp.*<F5>                         35,800
       3,000   Sprint Nextel Corp.                                   70,080
      25,000   UbiquiTel Inc.*<F5>                                  247,250
                                                                -----------
                                                                  1,143,410
                                                                -----------
                   Total common stocks                           11,336,443
                     (Cost $6,762,257)
                                                                -----------
                   Total long-term investments                   11,336,443
                     (Cost $6,762,257)

SHORT-TERM INVESTMENTS - 2.2% (A)<F6>
               Variable Rate Demand Note - 2.2%
    $255,312   U.S. Bank, N.A., 4.13%                               255,312
                                                                -----------
                       Total short-term investments                 255,312
                         (Cost $255,312)                        -----------

                       Total investments - 100.6%                11,591,755
                         (Cost $7,017,569)

                       Liabilities, less cash and
                         receivables - (0.6%) (A)<F6>               (68,707)
                                                                -----------
                       TOTAL NET ASSETS - 100.0%                $11,523,048
                                                                -----------
                                                                -----------
*<F5>     Non-income producing security.

(A)<F6>   Percentages for the various classifications relate to net assets.

ADR-American Depository Receipt

                                 REYNOLDS FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                          Value
--------------------------                                          -----

LONG-TERM INVESTMENTS - 122.0% (A)<F4>
COMMON STOCKS - 121.1% (A)<F4>

               Advertising - 1.4%
      12,500   ValueClick, Inc.*<F3>                            $   226,375

               Airlines/Aerospace - 0.9%
       3,500   Continental Airlines, Inc. Cl B*<F3>                  74,550
       1,000   Gol - Linhas Aereas Inteligentes S.A.-ADR             28,210
       2,000   SkyWest, Inc.                                         53,720
                                                                -----------
                                                                    156,480
               Apparel - 0.5%
       2,000   Zumiez Inc.*<F3>                                      86,440

               Application Software - 0.5%
      10,000   Novell, Inc.*<F3>                                     88,300

               Banks-Regional - 0.2%
         500   Woori Finance Holdings Co., Ltd. ADR                  29,995

               Beverages - 0.7%
       1,500   Hansen Natural Corp.*<F3>                            118,215

               Biotechnology - 3.0%
      13,000   Aastrom Biosciences, Inc.*<F3>                        27,430
       7,000   BioCryst Pharmaceuticals, Inc.*<F3>                  117,250
       4,000   Elan Corp. PLC - SP-ADR*<F3>                          55,720
         500   Genentech, Inc.*<F3>                                  46,250
       3,000   Incyte Corp.*<F3>                                     16,020
       5,000   Ligand Pharmaceuticals Inc. Cl B*<F3>                 55,800
       1,500   Serologicals Corp.*<F3>                               29,610
       8,000   Sinovac Biotech Ltd.*<F3>                             32,080
       7,000   ViroPharma Inc.*<F3>                                 129,850
                                                                -----------
                                                                    510,010
               Building - 0.4%
       1,000   Lowe's Companies, Inc.                                66,660

               Business Software & Services - 3.0%
       3,000   Akamai Technologies, Inc.*<F3>                        59,790
       7,500   Aspen Technology, Inc.*<F3>                           58,875
         500   CheckFree Corp.*<F3>                                  22,950
         500   Digital River, Inc.*<F3>                              14,870
       1,000   Iron Mountain Inc.*<F3>                               42,220
       2,000   Nuance Communications, Inc.*<F3>                      15,260
       7,500   Radiant Systems, Inc.*<F3>                            91,200
       5,000   TIBCO Software Inc.*<F3>                              37,350
      11,000   Viewpoint Corp.*<F3>                                  12,100
       2,000   Vital Images, Inc.*<F3>                               52,300
      12,000   webMethods, Inc.*<F3>                                 92,520
                                                                -----------
                                                                    499,435
               Cable TV/Broadcasting - 1.8%
       1,000   Grupo Televisa S.A. SP-ADR                            80,500
       5,000   Sirius Satellite Radio Inc.*<F3>                      33,500
       7,000   XM Satellite Radio Holdings Inc.*<F3>                190,960
                                                                -----------
                                                                    304,960
               Communication Equipment - 4.6%
       1,500   American Tower Corp.*<F3>                             40,650
      16,000   ANADIGICS, Inc.*<F3>                                  96,000
      14,000   Concurrent Computer Corp.*<F3>                        26,460
       8,000   Corning Inc.*<F3>                                    157,280
      36,000   Finisar Corp.*<F3>                                    74,880
      40,000   JDS Uniphase Corp.*<F3>                               94,400
       2,000   NETGEAR, Inc.*<F3>                                    38,500
       4,500   Plexus Corp.*<F3>                                    102,330
      12,000   Tellabs, Inc.*<F3>                                   130,800
       4,000   WorldGate Communications, Inc.*<F3>                    8,240
                                                                -----------
                                                                    769,540
               Computer & Peripherals - 3.2%
       3,000   Apple Computer, Inc.*<F3>                            215,670
       7,500   Komag, Inc.*<F3>                                     259,950
       1,000   Network Appliance, Inc.*<F3>                          27,000
       9,000   Sun Microsystems, Inc.*<F3>                           37,710
                                                                -----------
                                                                    540,330
               Computer Networking - 2.8%
       5,000   Foundry Networks, Inc.*<F3>                           69,050
       4,000   MRV Communications, Inc.*<F3>                          8,200
      21,000   Sierra Wireless Inc.*<F3>                            233,100
      15,000   Sycamore Networks, Inc.*<F3>                          64,800
       4,500   WebEx Communications, Inc.*<F3>                       97,335
                                                                -----------
                                                                    472,485
               Computer Software & Services - 0.7%
       2,690   Adobe Systems Inc.                                    99,422
      10,000   VA Software Corp.*<F3>                                17,800
                                                                -----------
                                                                    117,222
               Diversified - 1.0%
       8,500   Crown Holdings, Inc.*<F3>                            166,005

               Drugs - 0.9%
       2,500   IVAX Corp.*<F3>                                       78,325
       6,000   Questcor Pharmaceuticals, Inc.*<F3>                    6,300
         500   Teva Pharmaceutical Industries Ltd. SP-ADR            21,505
       1,500   Vertex Pharmaceuticals Inc.*<F3>                      41,505
                                                                -----------
                                                                    147,635
               Electrical Equipment - 0.5%
      14,000   Capstone Turbine Corp.*<F3>                           41,860
       2,000   Encore Wire Corp.*<F3>                                45,520
                                                                -----------
                                                                     87,380
               Electronics - 2.3%
       3,000   Evergreen Solar, Inc.*<F3>                            31,950
      16,000   GigaMedia Ltd.*<F3>                                   45,600
       1,500   InfoSonics Corp.*<F3>                                 24,360
       9,000   Kopin Corp.*<F3>                                      48,150
      15,000   Powerwave Technologies, Inc.*<F3>                    188,550
       3,000   Vishay Intertechnology, Inc.*<F3>                     41,280
                                                                -----------
                                                                    379,890
               Energy-Services - 9.7%
       2,000   Baker Hughes Inc.                                    121,560
       3,000   BJ Services Co.                                      110,010
       7,000   Cooper Cameron Corp.*<F3>                            289,800
       2,000   Diamond Offshore Drilling, Inc.                      139,120
       3,000   Global Industries, Ltd.*<F3>                          34,050
       1,000   Halliburton Co.                                       61,960
         500   Nabors Industries, Ltd.*<F3>                          37,875
         500   Noble Corp.                                           35,270
      20,000   Parker Drilling Co.*<F3>                             216,600
       1,500   Rowan Companies, Inc.                                 53,460
       1,000   Schlumberger Ltd.                                     97,150
       3,000   Smith International, Inc.                            111,330
       1,000   Transocean Inc.*<F3>                                  69,690
       7,000   Veritas DGC Inc.*<F3>                                248,430
                                                                -----------
                                                                  1,626,305
               Engineering/Construction - 0.3%
       2,000   Mitcham Industries, Inc.*<F3>                         34,940
         500   URS Corp.*<F3>                                        18,805
                                                                -----------
                                                                     53,745
               Entertainment/Media - 0.1%
       1,000   Midway Games Inc.*<F3>                                18,970

               Financial Services - 3.9%
       4,000   Ameritrade Holding Corp.                              96,000
       8,000   E*TRADE Financial Corp.*<F3>                         166,880
      23,022   HomeStore, Inc.*<F3>                                 117,412
       1,500   Investment Technology Group, Inc.*<F3>                53,160
         500   Lehman Brothers Holdings Inc.                         64,085
       1,560   NISSIN CO., LTD. ADR                                  39,000
       1,000   State Street Corp.                                    55,440
       4,000   U.S. Global Investors, Inc.*<F3>                      55,400
                                                                -----------
                                                                    647,377
               Gold & Silver - 3.3%
      11,000   Bema Gold Corp.*<F3>                                  32,010
       5,000   Cambior Inc.*<F3>                                     14,000
      12,000   Coeur d'Alene Mines Corp.*<F3>                        48,000
      12,000   DRDGOLD Ltd. SP-ADR                                   17,280
      14,000   Eldorado Gold Corp.*<F3>                              68,600
       3,500   Gold Fields Ltd. SP-ADR                               61,705
       2,500   Goldcorp Inc.                                         55,700
       4,000   Kinross Gold Corp.*<F3>                               36,880
       4,000   Pan American Silver Corp.*<F3>                        75,320
       3,000   Randgold Resources Ltd. ADR*<F3>                      48,390
       3,000   Silver Standard Resources Inc.*<F3>                   45,930
       8,000   Silver Wheaton Corp.*<F3>                             46,400
                                                                -----------
                                                                    550,215
               Health Maintenance Organizations - 0.7%
       2,000   UnitedHealth Group Inc.                              124,280

               Home Builders - 0.3%
         500   KB Home, Inc.                                         36,330
         500   Pulte Homes, Inc.                                     19,680
                                                                -----------
                                                                     56,010
               Hotel - 0.9%
       3,500   Choice Hotels International, Inc.                    146,160

               Industrial Metals & Minerals - 2.7%
       1,000   Cemex S.A. de C.V. SP-ADR                             59,330
         500   Peabody Energy Corp.                                  41,210
       1,000   Tenaris S.A. ADR                                     114,500
       3,500   TETRA Technologies, Inc.*<F3>                        106,820
       2,000   Titanium Metals Corp.*<F3>                           126,520
                                                                -----------
                                                                    448,380
               Instruments - 0.4%
       1,000   Itron, Inc.*<F3>                                      40,040
       1,000   SiRF Technology Holdings, Inc.*<F3>                   29,800
                                                                -----------
                                                                     69,840
               Insurance - 0.6%
         500   Aetna Inc.                                            47,155
       1,500   Ohio Casualty Corp.                                   42,480
       7,000   SCOR SP-ADR                                           14,980
                                                                -----------
                                                                    104,615
               Integrated Oil & Gas - 3.2%
       1,500   Burlington Resources Inc.                            129,300
       1,500   Devon Energy Corp.                                    93,810
         500   Kerr-McGee Corp.                                      45,430
         500   Marathon Oil Corp.                                    30,485
       1,500   Noble Energy, Inc.                                    60,450
       2,000   Swift Energy Co.*<F3>                                 90,140
      18,000   TransGlobe Energy Corp.*<F3>                          92,160
                                                                -----------
                                                                    541,775
               Internet Information Providers - 4.6%
       3,500   CNET Networks, Inc.*<F3>                              51,415
       1,200   Google Inc.*<F3>                                     497,832
      19,000   iVillage Inc.*<F3>                                   152,380
      18,000   Verticalnet, Inc.*<F3>                                10,440
       1,500   Yahoo! Inc.*<F3>                                      58,770
                                                                -----------
                                                                    770,837
               Internet Service Providers - 1.1%
       2,500   aQuantive, Inc.*<F3>                                  63,100
       4,500   EarthLink, Inc.*<F3>                                  49,995
       6,000   Sify Ltd. SP-ADR*<F3>                                 64,560
                                                                -----------
                                                                    177,655
               Internet Software & Services - 8.3%
      23,000   24/7 Real Media, Inc.*<F3>                           168,820
       4,000   Ariba, Inc.*<F3>                                      29,400
      51,000   Art Technology Group, Inc.*<F3>                       99,960
      19,000   CMGI Inc.*<F3>                                        28,880
       5,000   Internet Capital Group, Inc.*<F3>                     41,100
       7,000   NIC Inc.*<F3>                                         43,120
      10,000   Red Hat, Inc.*<F3>                                   272,400
      29,000   Redback Networks Inc.*<F3>                           407,740
      10,000   Safeguard Scientifics, Inc.*<F3>                      19,300
       1,000   Salesforce.com, Inc.*<F3>                             32,050
       1,500   SkyTerra Communications, Inc.*<F3>                    56,250
      18,000   SonicWALL, Inc.*<F3>                                 142,560
         500   Websense, Inc.*<F3>                                   32,820
       5,000   Youbet.com, Inc.*<F3>                                 23,650
                                                                -----------
                                                                  1,398,050
               Machinery - 0.9%
       3,000   Gerber Scientific, Inc.*<F3>                          28,710
         500   Middleby Corp.*<F3>                                   43,250
       6,000   Presstek, Inc.*<F3>                                   54,240
         500   Terex Corp.*<F3>                                      29,700
                                                                -----------
                                                                    155,900
               Medical Services - 2.7%
       2,000   American Retirement Corp.*<F3>                        50,260
       1,813   Emdeon Corp.*<F3>                                     15,338
       1,000   Omnicare, Inc.                                        57,220
       1,000   Quality Systems, Inc.                                 76,760
       7,500   Quidel Corp.*<F3>                                     80,700
       3,500   Radiation Therapy Services, Inc.*<F3>                123,585
         500   Sierra Health Services, Inc.*<F3>                     39,980
                                                                -----------
                                                                    443,843
               Medical Supplies - 2.1%
       1,000   Hologic, Inc.*<F3>                                    37,920
       5,500   Neurometrix Inc.*<F3>                                150,040
       5,000   Spectranetics Corp.*<F3>                              56,250
         500   Syneron Medical Ltd.*<F3>                             15,875
       2,000   Thoratec Corp.*<F3>                                   41,380
       1,000   Varian Medical Systems, Inc.*<F3>                     50,340
                                                                -----------
                                                                    351,805
               Natural Gas - 3.0%
         500   Cabot Oil & Gas Corp.                                 22,550
       1,000   Kinder Morgan, Inc.                                   91,950
         500   Newfield Exploration Co.*<F3>                         25,035
       1,500   Questar Corp.                                        113,550
       7,000   Southwestern Energy Co.*<F3>                         251,580
                                                                -----------
                                                                    504,665
               Oil & Gas Refining & Marketing - 4.3%
         500   Amerada Hess Corp.                                    63,410
       2,000   Equitable Resources, Inc.                             73,380
       4,500   Frontier Oil Corp.                                   168,885
         500   Imperial Oil Ltd.                                     49,800
       1,500   Sunoco, Inc.                                         117,570
       4,000   Tesoro Corp.                                         246,200
                                                                -----------
                                                                    719,245
               Photography - 0.4%
       9,000   Lexar Media, Inc.*<F3>                                73,890

               Recreation - 0.2%
       1,000   Intrawest Corp.                                       28,950

               Restaurants - 3.0%
       1,500   Darden Restaurants, Inc.                              58,320
       1,000   P.F. Chang's China Bistro, Inc.*<F3>                  49,630
         500   Panera Bread Co.*<F3>                                 32,840
       6,000   Papa John's International, Inc.*<F3>                 355,860
                                                                -----------
                                                                    496,650
               Retail-Specialty - 5.6%
       1,500   Abercrombie & Fitch Co.                               97,770
       5,250   Best Buy Co., Inc.                                   228,270
       2,000   Circuit City Stores, Inc.                             45,180
       2,000   Coach, Inc.*<F3>                                      66,680
       1,000   Deb Shops, Inc.                                       29,730
       1,500   Dress Barn, Inc.*<F3>                                 57,915
       1,000   eBay Inc.*<F3>                                        43,250
       1,000   Gymboree Corp.*<F3>                                   23,400
         500   Michaels Stores, Inc.                                 17,685
       1,000   Payless ShoeSource, Inc.*<F3>                         25,100
       3,000   Starbucks Corp.*<F3>                                  90,030
       2,000   Tiffany & Co.                                         76,580
       3,000   United Retail Group, Inc.*<F3>                        39,450
       1,000   Urban Outfitters, Inc.*<F3>                           25,310
       1,500   Williams-Sonoma, Inc.*<F3>                            64,725
                                                                -----------
                                                                    931,075
               Retail Stores - 1.0%
       1,000   Costco Wholesale Corp.                                49,470
         500   Target Corp.                                          27,485
       2,000   Wal-Mart Stores, Inc.                                 93,600
                                                                -----------
                                                                    170,555
               Security Software & Services - 2.4%
       1,500   Internet Security Systems, Inc.*<F3>                  31,425
       1,000   LoJack Corp.*<F3>                                     24,130
       7,000   RSA Security Inc.*<F3>                                78,610
      10,000   Secure Computing Corp.*<F3>                          122,600
      15,500   VASCO Data Security International, Inc.*<F3>         152,830
                                                                -----------
                                                                    409,595
               Semiconductor Capital Spending - 1.7%
      12,000   Asyst Technologies, Inc.*<F3>                         68,640
      13,500   Kulicke and Soffa Industries, Inc.*<F3>              119,340
       3,000   Siliconware Precision Industries Co. ADR              20,820
       5,500   Teradyne, Inc.*<F3>                                   80,135
                                                                -----------
                                                                    288,935
               Semiconductors - 13.3%
       1,500   Altera Corp.*<F3>                                     27,795
      37,000   Atmel Corp.*<F3>                                     114,330
      42,000   Conexant Systems, Inc.*<F3>                           94,920
      22,000   EMCORE Corp.*<F3>                                    163,240
       3,000   Integrated Device Technology, Inc.*<F3>               39,540
       2,500   Intersil Corp.                                        62,200
       1,500   Lam Research Corp.*<F3>                               53,520
         500   Marvell Technology Group Ltd.*<F3>                    28,045
      24,000   Mattson Technology, Inc.*<F3>                        241,440
       3,000   Microchip Technology Inc.                             96,450
      28,000   Mindspeed Technologies Inc.*<F3>                      65,800
       3,500   National Semiconductor Corp.                          90,930
       7,500   Netlogic Microsystems Inc.*<F3>                      204,300
       5,000   NVIDIA Corp.*<F3>                                    182,800
       9,000   ON Semiconductor Corp.*<F3>                           49,770
      13,000   PLX Technology, Inc.*<F3>                            111,800
       9,000   PMC-Sierra, Inc.*<F3>                                 69,390
       4,000   Rambus Inc.*<F3>                                      64,760
      14,000   Solectron Corp.*<F3>                                  51,240
       2,000   Supertex, Inc.*<F3>                                   88,500
       6,000   Taiwan Semiconductor Manufacturing
                 Company Ltd. SP-ADR                                 59,460
       1,000   Texas Instruments Inc.                                32,070
       1,000   Trident Microsystems, Inc.*<F3>                       18,000
      12,000   TriQuint Semiconductor, Inc.*<F3>                     53,400
       5,000   United Microelectronics Corp. ADR                     15,600
      30,000   Vitesse Semiconductor Corp.*<F3>                      57,600
       3,500   Xilinx, Inc.                                          88,235
                                                                -----------
                                                                  2,225,135
               Services - 3.6%
         500   FedEx Corp.                                           51,695
      11,000   Home Solutions of America, Inc.*<F3>                  49,280
       2,000   Monster Worldwide Inc.*<F3>                           81,640
       2,250   Napco Security Systems, Inc.*<F3>                     23,333
      17,000   On Assignment, Inc.*<F3>                             185,470
       1,000   Paychex, Inc.                                         38,120
      18,000   Spherion Corp.*<F3>                                  180,180
                                                                -----------
                                                                    609,718
               Technology - 0.1%
       1,500   Omnicell, Inc.*<F3>                                   17,925

               Telecommunication Services - 0.5%
      11,000   Qwest Communications International Inc.*<F3>          62,150
       1,500   RADVision Ltd.*<F3>                                   24,874
                                                                -----------
                                                                     87,024
               Telecommunications - 0.7%
      21,000   CIENA Corp.*<F3>                                      62,370
      14,000   Level 3 Communications, Inc.*<F3>                     40,180
      14,000   McLeodUSA Inc. ESCROW SHRS*<F3>                            0
       2,000   Qiao Xing Universal Telephone, Inc.*<F3>              14,800
                                                                -----------
                                                                    117,350
               Telephone Services - 2.5%
      42,000   Time Warner Telecom Inc.*<F3>                        413,700

               Tire & Rubber - 0.4%
       4,000   Titan International, Inc.                             69,000

               Utilities - 1.2%
       2,500   Chesapeake Energy Corp.                               79,325
       1,500   Energen Corp.                                         54,480
       2,000   PPL Corp.                                             58,800
                                                                -----------
                                                                    192,605
               Wireless Communication - 3.0%
       3,500   Brightpoint, Inc.*<F3>                                97,055
       4,000   Lightbridge, Inc.*<F3>                                33,160
      10,000   Motorola, Inc.                                       225,900
       2,000   RELM Wireless Corp.*<F3>                              14,620
       2,000   SBA Communications Corp.*<F3>                         35,800
      10,500   UbiquiTel Inc.*<F3>                                  103,845
                                                                -----------
                                                                    510,380
                                                                -----------
                   Total common stocks                           20,319,516
                     (Cost $17,217,159)

MUTUAL FUNDS - 0.9% (A)<F4>
       1,000   ASA Bermuda Ltd.                                      55,010
       7,000   iShares MSCI Japan Index Fund                         94,640
                                                                -----------
                   Total mutual funds                               149,650
                     (Cost $144,475)

RIGHTS - 0.0% (A)<F4>
       6,800   Monogram Biosciences, Inc. CVR*<F3>                    4,284
                                                                -----------
                   Total rights                                       4,284
                     (Cost $0)
                                                                -----------
                   Total long-term investments                   20,473,450
                     (Cost $17,361,634)

SHORT-TERM INVESTMENTS - 0.0% (A)<F4>
               Variable Rate Demand Note - 0.0%
        $704   U.S. Bank, N.A., 4.13%                                   704
                                                                -----------
                   Total short-term investments                         704
                     (Cost $704)                                -----------

                       Total investments - 122.0%                20,474,154
                         (Cost $17,362,338)

                       Liabilities, less cash and
                         receivables - (22.0%) (A)<F4>           (3,690,722)
                                                                -----------
                       TOTAL NET ASSETS - 100.0%                $16,783,432
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.

(A)<F4>   Percentages for the various classifications relate to net assets.

ADR-American Depository Receipt

CVR-Contingent Value Right

                             REYNOLDS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                          Value
--------------------------                                          -----

LONG-TERM INVESTMENTS - 83.4% (A)<F1>
COMMON STOCKS - 34.9% (A)<F1>

               Banks - 6.9%
         600   Bank of America Corp.                             $   27,690
         400   Citigroup Inc.                                        19,412
         500   JPMorgan Chase & Co.                                  19,845
         600   Mellon Financial Corp.                                20,550
         400   PNC Financial Services Group, Inc.                    24,732
         400   Wells Fargo & Co.                                     25,132
                                                                 ----------
                                                                    137,361
               Beverages - 0.6%
         200   PepsiCo, Inc.                                         11,816

               Drugs - 0.8%
         300   GlaxoSmithKline PLC - ADR                             15,144

               Electrical Equipment - 2.1%
         200   Emerson Electric Co.                                  14,940
         800   General Electric Co.                                  28,040
                                                                 ----------
                                                                     42,980
               Financial Services - 4.4%
         400   American Express Co.                                  20,584
         300   State Street Corp.                                    16,632
         500   U.S. Bancorp                                          14,945
         200   Wachovia Corp.                                        10,572
         600   Washington Mutual, Inc.                               26,100
                                                                 ----------
                                                                     88,833
               Foods - 0.5%
         300   H.J. Heinz Co.                                        10,116

               Household Products - 3.5%
         600   Newell Rubbermaid Inc.                                14,268
         395   Procter & Gamble Co.                                  22,863
         300   The Stanley Works                                     14,412
         800   Tupperware Brands Corp.                               17,920
                 (Formerly Tupperware Corp.)                     ----------
                                                                     69,463
               Integrated Oil & Gas - 0.6%
         200   Royal Dutch Shell PLC - ADR                           12,298

               Medical Supplies - 0.9%
         300   Johnson & Johnson                                     18,030

               Natural Gas - 1.4%
         300   Kinder Morgan, Inc.                                   27,585

               Office Equipment & Supplies - 0.9%
       1,200   Standard Register Co.                                 18,972

               Telephone Services - 1.9%
         300   BellSouth Corp.                                        8,130
       1,200   Telefonos de Mexico SA de CV - SP-ADR L               29,616
                                                                 ----------
                                                                     37,746
               Utilities - 10.4%
         600   American Electric Power Company, Inc.                 22,254
         300   Consolidated Edison, Inc.                             13,899
         500   Duke Energy Corp.                                     13,725
         600   Edison International                                  26,166
         600   Energy East Corp.                                     13,680
         500   FPL Group, Inc.                                       20,780
         300   Hawaiian Electric Industries, Inc.                     7,770
         600   ONEOK, Inc.                                           15,978
         700   PG&E Corp.                                            25,984
         300   Pinnacle West Capital Corp.                           12,405
         600   PPL Corp.                                             17,640
         500   Southern Co.                                          17,265
                                                                 ----------
                                                                    207,546
                                                                 ----------
                   Total common stocks                              697,890
                     (Cost $694,997)

FEDRERAL AGENCIES - 48.5% (A)<F1>
    $200,000   Federal Home Loan Bank, 3.50%,
                 due 3/26/06 (B)<F2>                                196,518
     200,000   Federal Home Loan Bank, 3.00%,
                 due 3/30/06 (B)<F2>                                195,266
     300,000   Federal Home Loan Bank, 4.00%,
                 due 12/10/08 (B)<F2>                               292,179
     300,000   Federal Home Loan Bank,
                 3.30%, due 12/18/08                                288,245
                                                                 ----------
                   Total federal agencies                           972,208
                     (Cost $998,736)                             ----------

                   Total long-term investments                    1,670,098
                     (Cost $1,693,733)

SHORT-TERM INVESTMENTS - 16.4% (A)<F1>
               U.S. Treasury Securities - 15.0%
     300,000   U.S. Treasury Bills, 3.27%, due 1/05/06              299,874
                                                                 ----------
                   Total U.S. treasury securities                   299,874
                     (Cost $299,874)

               Variable Rate Demand Note - 1.4%
      29,023   U.S. Bank, N.A., 4.13%                                29,023
                                                                 ----------
                   Total variable rate demand note                   29,023
                     (Cost $29,023)
                                                                 ----------
                   Total short-term investments                     328,897
                     (Cost $328,897)                             ----------

                       Total investments - 99.8%                  1,998,995
                         (Cost $2,022,630)

                       Cash and receivables, less
                         liabilities - 0.2% (A)<F1>                   4,607
                                                                 ----------
                       TOTAL NET ASSETS - 100.0%                 $2,003,602
                                                                 ----------
                                                                 ----------

(A)<F1>   Percentages for the various classifications relate to net assets.

(B)<F2> Variable Rate Security-the rate reported is the rate in effect as of December 31, 2005. The date shown is the next interest adjustment date.

ADR-American Depository Receipt

As of December 31, 2005, investment cost for federal tax purposes and the tax components of unrealized appreciation/depreciation were as follows:


                                                                                                                Net
                                                                    Gross                    Gross          Unrealized
                                            Cost of               Unrealized              Unrealized       Appreciation/
                                          Investments            Appreciation            Depreciation      (Depreciation)
                                          -----------            ------------            ------------      -------------
Reynolds Blue Chip Growth Fund           $40,087,446              $9,969,241              $(551,785)          $9,417,456
Reynolds Opportunity Fund                  7,073,365               4,684,936               (166,546)           4,518,390
Reynolds Fund                             17,485,295               3,393,505               (404,646)           2,988,859
Reynolds Balanced Fund                     2,022,630                  20,658                (44,293)            (23,635)



THE PORTFOLIOS OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
                  --------------------

     By (Signature and Title) /s/Frederick L. Reynolds
                              ------------------------
                              Frederick L. Reynolds, President

     Date  March 3, 2006
           -------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick L. Reynolds
                              -------------------------
                              Frederick L. Reynolds, President

     Date  March 3, 2006
           -------------

     By (Signature and Title) /s/ Frederick L. Reynolds
                              -------------------------
                              Frederick L. Reynolds, Treasurer

     Date  March 3, 2006
           -------------